CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 16,660	$ 16,039
Other intangible assets	10,253	9,662
Property, plant and equipment	194,835	198,642
Joint ventures and associates	24,457	23,864
Investments in securities	3,246	3,362
Deferred tax	6,454	7,815
Retirement benefits	9,151	10,200
Trade and other receivables	6,298	6,920
Derivative financial instruments	801	582
Non-current assets	272,155	277,086
Current assets
Inventories	26,019	31,894
Trade and other receivables	53,273	66,510
Derivative financial instruments	15,098	24,437
Cash and cash equivalents	38,774	40,246
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	133,164	163,087
Assets classified as held for sale	951	2,851
Current assets	134,115	165,938
Total assets	406,270	443,024
Non-current liabilities
Debt	71,610	74,794
Trade and other payables	3,103	3,432
Derivative financial instruments	2,301	3,563
Deferred tax	15,347	16,186
Retirement benefits	7,549	7,296
Decommissioning and other provisions	22,531	23,845
Non-current liabilities	122,441	129,116
Current liabilities
Debt	9,931	9,001
Trade and other payables	68,237	79,357
Derivative financial instruments	9,529	23,779
Income taxes payable	3,422	4,869
Decommissioning and other provisions	4,041	2,910
Total current liabilities other than liabilities included in disposal groups classified as held for sale	95,160	119,916
Liabilities directly associated with assets classified as held for sale	307	1,395
Current liabilities	95,467	121,311
Total liabilities	217,908	250,427
Equity
Share capital	544	584
Shares held in trust	(997)	(726)
Other reserves	21,145	21,132
Retained earnings	165,915	169,482
Equity attributable to Shell plc shareholders	186,607	190,472
Non-controlling interest	1,755	2,125
Total equity	188,362	192,597
Total liabilities and equity	$ 406,270	$ 443,024